                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/99

Check here if Amendment [ ]; Amendment Number: ______.
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates, Inc.
Address:  125 High St.
          Suite 2500
          Boston, MA 02110

Form 13F File Number:    28-6148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Katherine S. Cromwell
Title:    Managing Director
Phone:    (617) 574-6712

Signature, Place, and Date of Signing:

/s/ Katherine S. Cromwell             Boston, MA                     5/19/99
      [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name

     28-
        -------------------        --------------------------------
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:        29,083,308

Form 13F Information Table Value Total:      $228,704,230
                                               [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number               Name

               28-
     -----        ----------------                ------------------------------

     [Repeat as necessary.]

                                    FORM 13F


Page 1 of 2
    ---  ---
             Name of Reporting Manager: TA ASSOCIATES, INC.-3/31/99
                                        ---------------------------

--------------------------------------------------------------------------------------------------------------

                   ITEM 1:                         ITEM 2:          ITEM 3:           ITEM 4:         ITEM 5:
                                                                                                     SHARES OF
                NAME OF ISSUER                 TITLE OF CLASS        CUSIP          FAIR MARKET      PRINCIPAL
                                                                    NUMBER             VALUE           AMOUNT

--------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                    Common         008252 10 8       11,057,333        429,411
--------------------------------------------------------------------------------------------------------------
AMX Corporation                                    Common         001801 10 9        2,205,720        245,080
--------------------------------------------------------------------------------------------------------------
Ansys, Inc.                                        Common         03662Q 10 5       45,425,318      6,607,319
--------------------------------------------------------------------------------------------------------------
Boron Lepore & Associates, Inc.                    Common         10001P 10 2          100,025          9,641
--------------------------------------------------------------------------------------------------------------
Concentra Managed Care, Inc.                       Common         20589T 10 3       38,557,501      2,659,138
--------------------------------------------------------------------------------------------------------------
Expert Software, Inc.                              Common         302131 107         4,102,832      1,989,252
--------------------------------------------------------------------------------------------------------------
Invitrogen Corporation                             Common         46185R 10 0       21,925,378      1,702,942
--------------------------------------------------------------------------------------------------------------
Micro Component Technology, Inc.                   Common         59479Q 10 0          609,028        324,815
--------------------------------------------------------------------------------------------------------------
Monarch Dental Corporation                         Common         609044 10 2        5,193,026      1,695,682
--------------------------------------------------------------------------------------------------------------
Natrol, Inc.                                       Common         638789 10 7       12,960,000      2,160,000
--------------------------------------------------------------------------------------------------------------
Ontrack Data International, Inc.                   Common         683372 10 6          381,166         99,978
--------------------------------------------------------------------------------------------------------------
Physician Reliance Network, Inc.                   Common         71940G 10 8        8,934,266      1,066,778
--------------------------------------------------------------------------------------------------------------
Restrac                                            Common         76126W 10 8        6,984,046      1,643,305
--------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS                                                      158,435,639     20,633,341
--------------------------------------------------------------------------------------------------------------



                                                                                     ------------------------------------
                                                                                               (SEC USE ONLY)

                                                                                     ------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                               ITEM 6:                                             ITEM 8:
                                        INVESTMENT DISCRETION            ITEM 7:          VOTING AUTHORITY (SHARES)
                                --------------------------------------               ------------------------------------
                                           (b) SHARED-                 MANAGERS
                                (a) SOLE    AS DEFINED  (c) SHARED-   SEE INSTR. V   (a) SOLE   (b) SHARED   (c) NONE
                                            IN INSTR. V     OTHER
-------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.      X                                                    X
-------------------------------------------------------------------------------------------------------------------------
AMX Corporation                      X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Ansys, Inc.                          X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Boron Lepore & Associates, Inc.      X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Concentra Managed Care, Inc.         X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Expert Software, Inc.                X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Invitrogen Corporation               X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Micro Component Technology, Inc.     X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Monarch Dental Corporation           X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Natrol, Inc.                         X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Ontrack Data International, Inc.     X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Physician Reliance Network, Inc.     X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Restrac                              X                                                    X
-------------------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS
-------------------------------------------------------------------------------------------------------------------------

                           FORM 13F


Page 2 of 2
    ---  ---
       Name of Reporting Manager: TA ASSOCIATES, INC.
                                  -------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                       ITEM 5:
                   ITEM 1:                         ITEM 2:          ITEM 3:           ITEM 4:         SHARES OF

                NAME OF ISSUER                 TITLE OF CLASS        CUSIP          FAIR MARKET       PRINCIPAL
                                                                    NUMBER             VALUE            AMOUNT

-------------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc.                          Common         823781 10 9            16,190,677      1,890,882
-------------------------------------------------------------------------------------------------------------------
Smith-Gardner & Associates, Inc.                   Common         832059 10 9            31,208,413      2,171,028
-------------------------------------------------------------------------------------------------------------------
Sonic Solutions                                    Common         835460 10 6             2,069,108        501,602
-------------------------------------------------------------------------------------------------------------------
TechForce Corporation                              Common         878331 10 7             9,362,032      1,804,729
-------------------------------------------------------------------------------------------------------------------
US Filter Corporation                              Common         911843 20 9             8,764,358        287,356
-------------------------------------------------------------------------------------------------------------------
Versant Corporation                                Common         925284 10 1               275,639        259,425
-------------------------------------------------------------------------------------------------------------------
WorkGroup Technology Corporation                   Common         980903 10 8             2,398,364      1,534,953
-------------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS                                                            70,268,591      8,449,967
-------------------------------------------------------------------------------------------------------------------
                 GRAND TOTAL                                                            228,704,230     29,083,308
-------------------------------------------------------------------------------------------------------------------



                                                                                     ------------------------------------
                                                                                               (SEC USE ONLY)


                                                                                     ------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                               ITEM 6:                                             ITEM 8:
                                        INVESTMENT DISCRETION            ITEM 7:          VOTING AUTHORITY (SHARES)
                                --------------------------------------               ------------------------------------
                                            (b) SHARED-                  MANAGERS
                                 (a) SOLE    AS DEFINED  (c) SHARED-   SEE INSTR. V   (a) SOLE   (b) SHARED   (c) NONE
                                            IN INSTR. V     OTHER
-------------------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc.            X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Smith-Gardner & Associates, Inc.     X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Sonic Solutions                      X                                                    X
-------------------------------------------------------------------------------------------------------------------------
TechForce Corporation                X                                                    X
-------------------------------------------------------------------------------------------------------------------------
US Filter Corporation                X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Versant Corporation                  X                                                    X
-------------------------------------------------------------------------------------------------------------------------
WorkGroup Technology Corporation     X                                                    X
-------------------------------------------------------------------------------------------------------------------------